Note 5 - Commitments and Contingencies	12 Months Ended
Jun. 28, 2015
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
5. COMMITMENTS AND CONTINGENCIES

Lease Commitments
The Company and its subsidiaries are obligated under long-term real estate lease agreements for two bowling centers. Certain of the Company's real estate leases provide for increases in real estate taxes.

In June 2014, the Company amended a lease for one location for a five year and 3 month period with an option for an additional five year period such that the lease including the five year option now expires in 2024.

At June 28, 2015, the minimum fixed rental commitments related to all non-cancelable leases, were as follows:

Year Ending
2016	$318,000
2017	318,000
2018	318,000
2019	318,000
2020	33,834
Thereafter	-
Total minimum lease payments	$1,305,834

Net rent expense was as follows:

	For the Years Ended
	June 28, 2015	June 29, 2014

Minimum rent under operating leases	$315,500	$288,000
Excess percentage rents	-	-
	$315,500	$288,000

Purchase Commitments
The Company's purchase commitments at June 28, 2015 are for materials, supplies, services and equipment as part of the normal course of business.